UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X       Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2020-EXP1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01	Clayton Narrative
99.02	Clayton Condition Summary Report
99.03	Clayton Conditions Detail Report
99.04	Clayton Loan Grades Report
99.05	Clayton Loan Level Tape Compare Report
99.06	Clayton Non ATR QM Report
99.07	Clayton PH Report
99.08	Clayton Servicing Report
99.09	Clayton Valuation Summary Report
99.10	Clayton Title Extract Report
99.11	Clayton Rating Agency ATR QM Report
99.12	Inglet Blair Narrative
99.13	Inglet Blair Data Comparison Report
99.14	Inglet Blair Exception Report
99.15	Inglet Blair Final Grading Summary Report
99.16	Inglet Blair Valuation Report
99.17	AMC Narrative
99.18	AMC Tax Lien Review Report
99.19	AMC Senior Lien Report
99.20	AMC Assignment Modification Report
99.21	AMC Junior Mortgage Report
99.22	AMC Subordinate DQ Report
99.23	AMC Subordinate Judgment Report
99.24	AMC Exception Report
99.25	AMC Itemized Report
99.26	AMC Cash Flow Report
99.27	AMC Cash Settlement Report
99.28	AMC Pay History Report
99.29	AMC Pay String Report
99.30	AMC Rating Agency Grades Report
99.31	AMC Exception Grades Report
99.32	AMC Valuation Summary Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date:February 6, 2020	/s/ Michael Fania
Name: Michael Fania
Title: Authorized Signatory